Commitments - Summary of Authorized Investments (Detail) $ in Thousands	Dec. 12, 2019 MXN ($)
Commitments [Line Items]
Total authorized/approved investments	$ 15,802,088
Less Than One Year [member]
Commitments [Line Items]
Total authorized/approved investments	2,936,500
Less Than Two Years [member]
Commitments [Line Items]
Total authorized/approved investments	4,123,588
Less Than Three Years [member]
Commitments [Line Items]
Total authorized/approved investments	3,517,909
Less Than Four Years [member]
Commitments [Line Items]
Total authorized/approved investments	2,696,240
Later than four years and not later than five years [Member]
Commitments [Line Items]
Total authorized/approved investments	$ 2,527,851